Inventories - Continuity of the Inventory Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Inventory Disclosure [Abstract]
Beginning balance	$ 1,847	$ 1,895	$ 1,919
Additional charges	291	342	647
Deductions	(200)	(390)	(671)
Ending balance	$ 1,938	$ 1,847	$ 1,895